SUPPLEMENTARY PENSION PLANS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Projected benefit obligations:
Cost of service	R$ 977	R$ 241
Cost of interest on actuarial obligations	327,252	327,894
Expected earnings from the assets of the plan	(214,085)	(227,217)
Interest on irrecoverable surplus	5,469	5,642
Net cost/(benefit) of the pension plans	R$ 119,613	R$ 106,560